THE WEITZ FUNDS

Supplement dated October 24, 2007

To the Statement of Additional Information dated August 1, 2007

1.     The paragraph titled When Issued or Forward Commitment Transactions on Page 10 of the Statement of Additional Information is amended in its entirety to read as follows:

When Issued or Forward Commitment Transactions   The Weitz Equity Funds may engage in when issued or forward commitment transactions which involve the purchase or sale of a security by a Weitz Equity Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the respective Weitz Equity Fund at the time of entering into the transaction. To the extent a Weitz Equity Fund enters into such forward commitments, it will segregate or “earmark” cash or liquid assets with an aggregate value equal to the amount of its commitment in connection with such purchase transactions.

2.     The paragraph titled When Issued or Forward Commitment Transactions on Page 17 of the Statement of Additional Information is amended in its entirety to read as follows:

When Issued or Forward Commitment Transactions   The Balanced Fund may engage in when issued or forward commitment transactions which involve the purchase or sale of a security by the Balanced Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Balanced Fund at the time of entering into the transaction. To the extent the Balanced Fund enters into such forward commitments, it will segregate or “earmark” cash or liquid assets with an aggregate value equal to the amount of its commitment in connection with such purchase transactions.

3.     The paragraph titled When Issued or Forward Commitment Transactions on Page 27 of the Statement of Additional Information is amended in its entirety to read as follows:

When Issued or Forward Commitment Transactions   The Nebraska Fund may engage in when issued or forward commitment transactions which involve the purchase or sale of a security by the Nebraska Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Nebraska Fund at the time of entering into the transaction. To the extent the Nebraska Fund enters into such forward commitments, it will segregate or “earmark” cash or liquid assets with an aggregate value equal to the amount of its commitment in connection with such purchase transactions.

4.     The paragraph titled When Issued or Forward Commitment Transactions on Page 33 of the Statement of Additional Information is amended in its entirety to read as follows:

When Issued or Forward Commitment Transactions   The Short-Intermediate Income Fund may engage in when issued or forward commitment transactions which involve the purchase or sale of a security by the Short-Intermediate Income Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Short-Intermediate Income Fund at the time of entering into the transaction. To the extent the Short-Intermediate Income Fund enters into such forward commitments, it will segregate or “earmark” cash or liquid assets with an aggregate value equal to the amount of its commitment in connection with such purchase transactions.